ReliaStar Life Insurance Company

and its

Separate Account N

ING Advantage CenturySM (Prospectus No. PRO.100207-06)
ING Advantage Century PlusSM (Prospectus No. PRO.100208-06)
ING AdvantageSM (Prospectus No. PRO.100209-06)

Supplement dated October 27, 2006 to the Contract Prospectus and Statement of Additional Information,
each dated April 28, 2006, as supplemented

This supplement updates certain information contained in the Contract Prospectus and Statement of
Additional Information (SAI). Please read it carefully and keep it with your current Contract Prospectus and SAI for future reference.

Effective November 6, 2006, the following name changes will occur:

Current Fund Name	New Fund Name
ING FMRSM Earnings Growth Portfolio	ING FMRSM Large Cap Growth Portfolio
ING JPMorgan Small Cap Equity Portfolio	ING JPMorgan Small Cap Core Equity Portfolio

Accordingly, effective November 6, 2006, all references to the funds’ current name in the Contract
Prospectus and SAI are deleted and replaced with the funds’ new name.

X.10020789-06                                                                                                                                 October 2006